Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 75,244,405	$ 63,821,397
Restricted cash	34,713	40,742
Accounts receivable, net	1,246,471	2,115,681
Prepayments, receivables and other assets	23,471,874	20,948,216
Total current assets	101,022,285	87,486,859
Non-current assets:
Equipment, net	1,038,300	1,055,520
Right-of-use asset	199,064	349,240
Intangible assets, net	1,845,560	3,386,117
Goodwill	9,727,871	12,059,428
Deferred tax assets	232,082	342,822
Total non-current assets:	13,042,877	17,193,127
Total assets	114,065,162	104,679,986
Current liabilities:
Borrowings	11,889,682	20,150,058
Receivable factoring	298,719	258,415
Accounts payable, accruals and other payables	63,808,933	55,329,740
Convertible bonds		1,750,000
Lease liabilities	186,554	171,909
Total current liabilities	90,261,821	145,357,196
Non-current liabilities:
Borrowings
Convertible bonds	4,599,488
Deferred tax liabilities	508,566	876,912
Employee benefit obligation		45,289
Lease liabilities		156,647
Other payables	44,000
Total non-current liabilities:	5,152,054	1,078,848
Total liabilities	95,413,875	146,436,044
Commitments and contingencies (Note 19)
Shareholders’ equity (deficit):
Ordinary shares (US$0.0001 par value; 555,000,000 shares authorized 76,611,444 and 46,527,999 shares issued and outstanding as of December 31, 2025 and December 31, 2024, respectively)	7,661	4,653
Additional paid-in capital	143,798,595	65,638,838
Accumulated deficit	(149,954,036)	(131,522,902)
Accumulated other comprehensive income	479,625	(108,122)
Total shareholders’ deficit attributable to Currenc Group Inc.	(5,668,155)	(65,987,533)
Non-controlling interests	24,319,442	24,231,475
Total equity/(deficit)	18,651,287	(41,756,058)
Total liabilities and shareholders’ equity/(deficit)	114,065,162	104,679,986
Related Party [Member]
Current assets:
Amounts due from related parties	1,024,822	560,823
Current liabilities:
Amounts due to related parties	$ 14,077,933	$ 67,697,074